Stock Award Plans and Stock-based Compensation - Additional Information (Detail) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 09, 2018	Jun. 19, 2018	Jan. 03, 2018	Jan. 02, 2018	Aug. 15, 2017	Oct. 25, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Apr. 01, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit recognized									$ 0	$ 0	$ 0	$ 0
weighted-average grant date fair value per share							$ 13.80	$ 42.90	$ 19.20	$ 60.60	$ 53.10	$ 48.60
Number of shares, granted												210,134
Common Stock [Member] | Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted		1,328	507
Compensation expense			$ 60,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					1,550
Aggregate fair market value on the date of grant					$ 313,900
Compensation expense												$ 123,000
Number of shares, granted											1,836	1,550
Unrecognized compensation cost							$ 61,500		$ 61,500		$ 164,300
Weighted-average remaining contractual term									1 year 2 months 12 days		1 year 4 months 20 days
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 months
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense											$ 242,551
Number of shares, granted				2,957							3,457
Provisions for lapsing forfeiture rights extended period											24 months
Restricted Stock Units subject to forfeiture											770
Unrecognized compensation cost							323,200		$ 323,200		$ 116,800
Weighted-average remaining contractual term									1 year 7 months 17 days		1 year 5 months 26 days
Restricted Stock Units [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units [Member] | Officer [Member] | Vest in Full on the First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	166
Restricted Stock Units [Member] | Officer [Member] | Vest Over Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	333
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost							$ 288,600		$ 288,600		$ 586,600
Weighted-average remaining contractual term									2 years 5 months 23 days		2 years 1 month 28 days
2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grant														2,870
Additional awards granted						0
Number of common shares reserved for issuance						18,750
2018 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grant		23,537									16,838
Number of common shares reserved for issuance													20,666
Percentage increase in number of shares of common stock reserved and available for issuance		4.00%